COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT (Tables)	12 Months Ended
Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Summary of debt securities at fair value through profit or loss

	12/31/2021	12/31/2020
Government securities	19,070,192	13,380,433
Corporate securities	311,518	606,289
Securities issued by the Central Bank	375,975	914,090
	19,757,685	14,900,812

Summary of operation related to derivatives

	12/31/2021	12/31/2020
Amounts receivable for spot and forward transactions pending settlement	214,491	216,472
Amounts payable for spot and forward transactions pending settlement	7,367	799
	221,858	217,271

Summary of other financial assets

	12/31/2021	12/31/2020
Participation Certificates in Financial Trusts	86,019	61,667
Investments in Asset Management and Other Services	2,063,702	2,307,878
Other investments	518,917	808,571
Receivable from spot sales pending settlement	9,862,104	1,626,621
Several debtors	696,854	1,258,255
Miscellaneous debtors for credit card operations	645,334	307,636
Miscellaneous debtors for collections	50,031	97,555
	13,922,961	6,468,183

Summary of other debt securities

	12/31/2021	12/31/2020
Debt securities	220,423	—
Government securities	21,647,431	19,131,469
Securities issued by the Central Bank	57,062,297	42,537,745
Others	89	5,500
	78,930,240	61,674,714

Summary of financial assets in guarantee

	12/31/2021	12/31/2020
Special guarantees accounts in the Argentine Central Bank	6,515,565	5,601,077
Deposits in guarantee	2,024,369	1,802,512
	8,539,934	7,403,589

Summary of inventories

	12/31/2021	12/31/2020
Electronics	139,431	84,953
Home and Health care	—	24,317
Tools and Workshop Equipment	—	392
Obsolescence Reserve	(2,656)	(2,548)
	136,775	107,114

Summary of non-financial assets

	12/31/2021	12/31/2020
Other Miscellaneous assets	1,254,270	911,237
Loans to employees	231,991	355,104
Payments in advance	790,346	485,968
Other non-financial assets	65,805	24,705
Retirement Plan	69,668	216,226
Works of art and collector's pieces	48,818	48,819
	2,460,898	2,042,059

Summary of deposits

	12/31/2021	12/31/2020
Non-financial sector	11,475,017	11,941,378
Financial sector	39,099	86,665
Current accounts	31,586,573	25,495,556
Savings accounts	156,920,884	155,236,626
Time deposits and investments accounts	84,106,913	69,603,800
Others	4,329,611	7,280,516
	288,458,097	269,644,541

Summary of liabilities at fair value through profit or loss

	12/31/2021	12/31/2020
Liabilities for transactions in local currency	1,364,304	3,021,859
Liabilities for transactions in foreign currency	688,912	—
	2,053,216	3,021,859

Summary of other financial liabilities

	12/31/2021	12/31/2020
Amounts payable for spot transactions pending settlement	12,852,754	2,056,641
Collections and other operations on behalf of third parties	8,993,758	7,473,635
Fees accrued to pay	6,830	8,186
Financial guarantee contracts	14,200	29,935
Liabilities associated with the transfer of financial assets not derecognized	551,556	—
Lease liability	1,358,265	1,783,673
Others	2,879	12,158
	23,780,242	11,364,228

Summary of financing received from the Argentine Central Bank and other financial institutions

	12/31/2021	12/31/2020
Financing received from local financial institutions	1,035,932	973,884
Financing received from international institutions	5,216,616	7,859,661
	6,252,548	8,833,545

Summary of provisions

	12/31/2021	12/31/2020
Eventual commitments	59,600	13,032
Unused Balances of Credit Cards	207,684	312,165
Other contingencies	646,387	702,854
	913,671	1,028,051

Summary of other non-financial liabilities

	12/31/2021	12/31/2020
Payroll and social securities	6,254,324	8,303,198
Sundry creditors	5,910,686	5,525,647
Revenue from contracts with customers (1)	183,730	284,774
Tax payable	3,459,913	2,720,659
Social security payment orders pending settlement	403,441	1,350,639
Other	61,782	148,601
	16,273,876	18,333,518

(1)	Deferred income resulting from contracts with customers includes the liability for the customers’ loyalty program. The Group estimates the value of the points granted to customers through the application of a mathematical model that considers assumptions about redemption rates, the fair value of points redeemed based on the combination of available products, and customer preferences, as well as the expiration of un-redeemed points. As of December 31, 2021 and 2020, the amounts of 183,730 and 284,774, respectively, have been recorded for the points unredeemed not expired.

Summary of estimated use of liability

	Maturity
	Up to 12	Up to 24	More than
Item	months	months	24 months	Total
Revenue from contracts with customers	73,976	43,352	66,402	183,730

Summary of interest income

	12/31/2021	12/31/2020	12/31/2019
Interest on overdrafts	3,133,108	4,042,925	9,384,301
Interest on promissory notes	11,194,804	9,398,203	12,079,774
Interest on personal loans	19,401,947	21,393,779	26,542,271
Interest on corporate unsecured loans	6,918,453	9,029,045	12,619,750
Interest on credit card loans	5,927,631	5,763,900	9,894,527
Interest on mortgage loans	7,062,856	6,029,525	7,771,001
Interest on automobile and other secured loan	1,548,516	1,114,558	1,424,065
Interest on foreign trade loans	1,243,547	2,193,377	3,556,327
Interest on financial leases	1,581,186	1,063,245	2,321,257
Interest on public and private securities measured at amortized cost	27,672,634	30,979,499	—
Others	17,747,199	6,651,000	6,456,407
Total	103,431,881	97,659,056	92,049,680

Summary of interests expenses

	12/31/2021	12/31/2020	12/31/2019
Interest on current accounts deposits	21,139,712	9,547,244	12,350,968
Interest on time deposits	37,594,565	29,546,822	40,800,914
Interest on other financial liabilities	1,382,903	3,450,463	15,807,755
Interest from financing from financial sector	182,801	152,200	563,258
Others	199,527	439,957	2,221,742
Total	60,499,508	43,136,686	71,744,637

Summary of net income from financial instruments at fair value through profit or loss

	12/31/2021	12/31/2020	12/31/2019
Income from corporate and government securities	6,955,178	4,528,233	3,148,919
Income from securities issued by the Argentine Central Bank	349,543	204,513	38,457,933
Derivatives	1,584,749	271,848	1,466,429
Total	8,889,470	5,004,594	43,073,281

Summary of service fee income

	12/31/2021	12/31/2020	12/31/2019
Commissions from deposits accounts	6,496,684	6,984,705	7,211,889
Commissions from credit and debit cards	4,986,927	5,152,252	5,954,326
Commissions from loans operations	158,346	248,830	605,834
Others Commissions	5,023,307	4,963,179	3,899,527
Total	16,665,264	17,348,966	17,671,576

Summary of service fee expenses

	12/31/2021	12/31/2020	12/31/2019
Commissions paid	4,958,004	5,237,443	4,461,593
Export and foreign currency operations	122,477	118,372	149,604
Total	5,080,481	5,355,815	4,611,197

Summary of income from insurance activities

	12/31/2021	12/31/2020	12/31/2019
Accrued premiums	3,571,621	3,472,950	4,496,195
Accrued losses	(697,045)	(466,105)	(711,042)
Production expenses	(603,330)	(483,924)	(921,906)
Total	2,271,246	2,522,921	2,863,247

Summary of other operating incomes

	12/31/2021	12/31/2020	12/31/2019
Loans recovered and allowances reversed	1,713,707	864,110	1,024,586
Insurance commissions	253	77,773	140,324
Rental from safety boxes	384,497	513,659	589,519
Commissions from trust services	44,591	14,548	54,004
Returns of risk funds	1,240,482	1,835,065	354,853
Commissions from financial guarantees	—	—	1,290,177
Default interests	171,347	321,396	864,988
Sale of fixed assets	8,955	202,236	—
Others	1,813,042	1,875,978	1,343,426
Total	5,376,874	5,704,765	5,661,877

Summary of personnel expenses

	12/31/2021	12/31/2020	12/31/2019
Payroll and social securities	23,707,177	25,181,467	25,513,307
Others expenses	1,884,145	2,254,991	3,593,290
Total	25,591,322	27,436,458	29,106,597

Summary of administration expenses

	12/31/2021	12/31/2020	12/31/2019
Directors´ and statutory auditors’fees	406,912	515,515	577,092
Professional fees	4,494,789	4,594,601	2,091,132
Advertising and publicity	1,148,460	1,039,542	1,113,883
Taxes	3,381,423	2,804,450	3,019,628
Maintenance, security and services	4,116,826	4,261,597	3,549,777
Rent	78,477	108,753	106,332
Others	1,728,692	2,250,540	5,105,244
Total	15,355,579	15,574,998	15,563,088

Summary of depreciation and impairment of non-financial assets

	12/31/2021	12/31/2020	12/31/2019
Depreciation of property, plant and equipment	832,432	789,745	1,401,741
Depreciation of other non-financial assets	300,511	353,419	219,745
Depreciation of intangible assets	2,032,008	1,312,100	941,994
Depreciation of right-of-use assets	1,059,878	1,177,943	1,165,539
Impairment of other-non financial assets	313	—	—
Total	4,225,142	3,633,207	3,729,019

Summary of other operating expenses

	12/31/2021	12/31/2020	12/31/2019
Promotions related with credit cards	909,345	792,979	1,049,209
Turnover tax	8,141,305	5,963,008	7,704,959
Fair value on initial recognition of loans	196,788	295,029	412,833
Contributions made to deposit insurance system	491,445	437,450	501,318
Others	2,109,166	2,435,613	3,397,513
Total	11,848,049	9,924,079	13,065,832